Reinsurance	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Reinsurance

Note 7: Reinsurance

The Company entered into a coinsurance and modified coinsurance agreement with its affiliate, CMFG Life, to cede 100% of its life, accident and health, and annuity business. The Company entered into the coinsurance and modified coinsurance agreement for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure, to certain products, and to meet its overall financial objectives. The Company retains the risk of loss in the event that CMFG Life is unable to meet the obligations assumed under the reinsurance agreements.

The Company cedes 100% of its annuity business to its parent, CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

The following table shows the effect of reinsurance on premiums, benefits, and surrenders, and increase in policy reserves for the three months ended March 31, 2021 and 2020.

	March 31,	March 31,
	2021	2020
Premiums earned:
Direct	$336,936	$308,418
Ceded to affiliates	(336,936)	(308,418)
Premiums earned, net of reinsurance	$-	$-
Contract charges
Direct	(920)	313
Ceded to affiliates	920	(313)
Contract charges, net of reinsurance	$-	$-
Benefits and surrender expenses:
Direct	$113,528	$67,365
Ceded to affiliates	(113,528)	(67,365)
Benefits and surrender expenses, net of reinsurance	$-	$-
Increase in policy reserves:
Direct	$2,285	$(1,420)
Ceded to affiliates	(2,285)	1,420
Increase in policy reserves, net of reinsurance	$-	$-

Note 7: Reinsurance

The Company entered into a coinsurance and modified coinsurance agreement with its affiliate, CMFG Life, to cede 100% of its life, accident and health, and annuity business. The Company entered into the coinsurance and modified coinsurance agreement for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure, to certain products, and to meet its overall financial objectives. The Company retains the risk of loss in the event that CMFG Life is unable to meet the obligations assumed under the reinsurance agreements.

The Company cedes 100% of its annuity business to its parent, CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

The following table shows the effect of reinsurance on premiums, benefits, and surrenders, and increase in policy reserves for 2020, 2019, and 2018.

	2020	2019	2018
Premiums earned:
Direct	$1,170,733	$995,842	$830,582
Ceded to affiliates	(1,170,733)	(995,842)	(830,582)
Premiums earned, net of reinsurance	$-	$-	$-
Contract charges
Direct	(836)	1,865	2,106
Ceded to affiliates	836	(1,865)	(2,106)
Contract charges, net of reinsurance	$-	$-	$-
Benefits and surrender expenses:
Direct	$348,428	$158,793	$94,123
Ceded to affiliates	(348,428)	(158,793)	(94,123)
Benefits and surrender expenses, net of reinsurance	$-	$-	$-
Increase in policy reserves:
Direct	$(2,136)	$3,630	$2,536
Ceded to affiliates	2,136	(3,630)	(2,536)
Increase in policy reserves, net of reinsurance	$-	$-	$-

Policy reserves and claim liabilities are stated net of reinsurance balances ceded of $39,749 and $40,092 in 2020 and 2019, respectively.

The Company receives a commission equal to 100% of its actual expenses incurred for the Company’s business in its single premium deferred index annuity product, flexible premium deferred variable and index linked annuity product, and single premium deferred modified guaranteed index annuity product, which was $102,791, $86,481 and $70,391 for the years ended December 31, 2020, 2019, and 2018, respectively. All remaining commissions relate to the Company’s life and health products and total $506, ($668) and $766 for the years ended December 31, 2020, 2019, and 2018, respectively.